Basis of presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of fair value liabilities measured on recurring basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

Description	Level	September 30, 2022
Liabilities:
Warrant Liabilities – Public Warrants	1	$3,018
Warrant Liabilities – Private Placement Warrants	2	$2,480

D-Wave Systems Inc. [Member]
Summary of cash and cash equivalents	The following table provides a reconciliation of cash and cash equivalents on the consolidated balance sheets to the totals presented on the consolidated statement of cash flows (in thousands):

	December 31,
	2021	2020
Cash	$9,483	$10,272
Cash equivalents - commercial papers	—	11,063

Total cash and cash equivalents on the consolidated statements of cash flows	$9,483	$21,335

Schedule of estimated useful lives of its property and equipment	The Company’s estimated useful lives of its property and equipment are as follows:

Estimated Useful Lives
Quantum computer systems	5 years
Lab equipment	5 years
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of expected lease term or estimated useful life